Derivative Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Warrant Liabilities [Abstract]
Derivative Warrant Liabilities

Note 8 — Derivative Warrant Liabilities

As of September 30, 2024 and December 31, 2023, the Company had 343,125 and 343,125 Private Warrants outstanding, respectively. The Private Warrants are recognized as warrant liabilities and subsequently measured at fair value.

The private warrants have terms and provisions that are identical to those of the warrants being sold as part of the units in the Initial Public Offering except that the private warrants will be subject to certain transfer restrictions and registration rights. The private warrants will be exercisable (even if a registration statement covering the Class A ordinary shares issuable upon exercise of such warrants is not effective) on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants (including the Class A ordinary shares issuable upon exercise of the private warrants) will not be transferable, assignable or saleable until 30 days after the completion of our initial business combination except to permitted transferees.

Note 8 — Derivative Warrant Liabilities

As of December 31, 2023, the Company had 343,125 Private Warrants outstanding. The Private Warrants are recognized as warrant liabilities and subsequently measured at fair value.

The private warrants have terms and provisions that are identical to those of the warrants being sold as part of the units in the Initial Public Offering except that the private warrants will be subject to certain transfer restrictions and registration rights. The private warrants will be exercisable (even if a registration statement covering the Class A ordinary shares issuable upon exercise of such warrants is not effective) on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants (including the Class A ordinary shares issuable upon exercise of the private warrants) will not be transferable, assignable or saleable until 30 days after the completion of our initial business combination except to permitted transferees.